UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06444

Legg Mason Partners Equity Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code:

Funds Investor Services 1-800-822-5544

or

Institutional Shareholder Services 1-888-425-6432

Date of fiscal year end: November 30

Date of reporting period: August 31, 2009

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS EQUITY TRUST

LEGG MASON CLEARBRIDGE

LARGE CAP GROWTH FUND (FORMERLY

KNOWN AS LEGG MASON PARTNERS

LARGE CAP GROWTH FUND)

FORM N-Q

AUGUST 31, 2009

Legg Mason ClearBridge Large Cap Growth Fund

Schedule of Investments (unaudited)	August 31, 2009

Shares	Security	Value
COMMON STOCKS - 99.3%
CONSUMER DISCRETIONARY - 14.4%
Internet & Catalog Retail - 5.6%
1,238,910	Amazon.com Inc. *	$100,587,103

Media - 2.8%
1,899,700	Walt Disney Co.	49,468,188

Multiline Retail - 2.7%
769,910	Sears Holdings Corp. *	48,850,790

Specialty Retail - 3.3%
2,147,470	Home Depot Inc.	58,604,456

	TOTAL CONSUMER DISCRETIONARY	257,510,537

CONSUMER STAPLES - 12.7%
Beverages - 7.3%
1,500,000	Coca-Cola Co.	73,155,000
1,000,000	PepsiCo Inc.	56,670,000

	Total Beverages	129,825,000

Food & Staples Retailing - 2.8%
1,340,140	CVS Caremark Corp.	50,282,053

Household Products - 2.6%
865,710	Procter & Gamble Co.	46,843,568

	TOTAL CONSUMER STAPLES	226,950,621

FINANCIALS - 13.5%
Capital Markets - 6.2%
330,390	BlackRock Inc., Class A Shares	65,935,932
2,477,850	Charles Schwab Corp.	44,749,971

	Total Capital Markets	110,685,903

Diversified Financial Services - 2.7%
2,230,060	Nasdaq OMX Group Inc. *	48,949,817

Insurance - 4.6%
825	Berkshire Hathaway Inc., Class A Shares *	83,201,250

	TOTAL FINANCIALS	242,836,970

HEALTH CARE - 20.1%
Biotechnology - 12.3%
1,073,740	Amgen Inc. *	64,145,228
949,850	Biogen Idec Inc. *	47,691,968
1,100,000	Celgene Corp. *	57,387,000
1,362,820	Vertex Pharmaceuticals Inc. *	50,983,096

	Total Biotechnology	220,207,292

Health Care Equipment & Supplies - 1.1%
305,800	Edwards Lifesciences Corp. *	18,922,904

Pharmaceuticals - 6.7%
1,100,000	Johnson & Johnson	66,484,000
342,140	Roche Holding AG (a)	54,491,247

	Total Pharmaceuticals	120,975,247

	TOTAL HEALTH CARE	360,105,443

INDUSTRIALS - 3.6%
Electrical Equipment - 1.7%
247,780	First Solar Inc. *	30,125,092

Industrial Conglomerates - 1.9%
2,477,850	General Electric Co.	34,442,115

	TOTAL INDUSTRIALS	64,567,207

See Notes to Schedule of Investments.

Legg Mason ClearBridge Large Cap Growth Fund

Schedule of Investments (unaudited) (continued)	August 31, 2009

Shares	Security	Value
INFORMATION TECHNOLOGY - 35.0%
Communications Equipment - 9.8%
2,560,460	Cisco Systems Inc. *	$55,305,936
2,002,390	Juniper Networks Inc. *	46,195,138
1,610,610	QUALCOMM Inc.	74,764,516
	Total Communications Equipment	176,265,590
Internet Software & Services - 10.7%
3,197,660	Akamai Technologies Inc. *	56,406,722
2,147,470	eBay Inc. *	47,544,986
144,540	Google Inc., Class A Shares *	66,729,782
1,486,720	Yahoo! Inc. *	21,720,979
	Total Internet Software & Services	192,402,469
Semiconductors & Semiconductor Equipment - 6.3%
2,890,820	Intel Corp.	58,741,463
3,716,770	NVIDIA Corp. *	53,967,500
	Total Semiconductors & Semiconductor Equipment	112,708,963
Software - 8.2%
1,988,740	Electronic Arts Inc. *	36,234,843
1,569,300	Microsoft Corp.	38,683,246
3,138,610	Red Hat Inc. *	72,062,485
	Total Software	146,980,574
	TOTAL INFORMATION TECHNOLOGY	628,357,596
	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost - $1,558,129,388)	1,780,328,374

Face Amount
SHORT-TERM INVESTMENT - 0.9%
Repurchase Agreement - 0.9%
$16,011,000	Interest in $499,972,000 joint tri-party repurchase agreement dated 8/31/09 with Greenwich Capital Markets Inc., 0.210% due 9/1/09; Proceeds at maturity- $16,011,093; (Fully collateralized by various U.S. government agency obligations, 0.550% to 5.250% due 1/8/10 to 3/15/16; Market value - $16,331,381) (Cost - $16,011,000)	16,011,000
	TOTAL INVESTMENTS - 100.2% (Cost - $1,574,140,388#)	1,796,339,374
	Liabilities in Excess of Other Assets - (0.2)%	(3,160,895)
	TOTAL NET ASSETS - 100.0%	$1,793,178,479

*	Non-income producing security.

(a)	Security is valued in good faith at fair value by or under the direction of the Board of Trustees (See Note 1).

#	Aggregate cost for federal income tax purposes is substantially the same.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Legg Mason ClearBridge Large Cap Growth Fund (formerly known as Legg Mason Partners Large Cap Growth Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Equity Trust (the “Trust”). The Trust, a Maryland business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund may value these securities at fair value as determined in accordance with the procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Statement of Financial Accounting Standards No. 157 (“FAS 157”). FAS 157 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach, income approach and/or cost approach, depending on the type of the security and the particular circumstance.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common stock†:
Health care	$305,614,196	$54,491,247	—	$360,105,443
Other Common stocks	1,420,222,931	—	—	1,420,222,931

Total long-term investments	$1,725,837,127	$54,491,247	—	$1,780,328,374

Short-term investments†	—	16,011,000	—	16,011,000

Total investments	$1,725,837,127	$70,502,247	—	$1,796,339,374

† See Schedule of Investments for additional detailed categorizations.

Notes to Schedule of Investments (unaudited) (continued)

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Fund’s policy that its custodian or a third party custodian take possession of the underlying collateral securities, the market value of which, at all times, at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market daily to ensure the adequacy of the collateral. If the seller defaults, and the market value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

(c) Security Transactions. Security transactions are accounted for on a trade date basis.

2. Investments

At August 31, 2009, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$392,086,725
Gross unrealized depreciation	(169,887,739)

Net unrealized appreciation	$222,198,986

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 161, “Disclosure about Derivative Instruments and Hedging Activities,” requires enhanced disclosure about an entity’s derivative and hedging activities.

At August 31, 2009, the Fund did not hold any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Equity Trust

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	October 26, 2009

By:	/s/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	October 26, 2009